Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Cash flows from operating activities:
Net income (loss)	$ (2,601,926)	$ (20,210,992)	$ 6,628,881	$ 6,818,599
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation of property and equipment	12,472	96,880	134,951	222,173
Amortization of intangible assets	581,441	4,516,459	5,514,165	6,160,391
Amortization of right-of-use assets and interest of lease liabilities	192,384	1,494,383	1,633,106	1,695,259
Realized loss on disposal of financial assets at fair value			7,874
Change in fair value on financial assets at fair value			2,091	1,157,650
Allowance for credit losses	114,985	893,175	998,020	497,099
Deferred tax expense	100,642	781,759	154,186	158,490
Changes in operating assets and liabilities:
Accounts receivable	86,116	668,920	(2,444,125)	(949,239)
Prepaid expenses	(1,721,718)	(13,373,781)	(38,978)	520,618
Deposits	(1,712)	(13,300)	47,104
Accrued expenses and other current liabilities	95,083	738,576	(61,981)	(75,232)
Contract liabilities	534,839	4,154,472	420,517	(1,275,002)
Tax payable	(15,972)	(124,069)	(11,877)	229,355
Operating lease liabilities	(193,107)	(1,500,000)	(1,659,126)	(1,663,674)
Net cash provided by (used in) operating activities	(2,816,473)	(21,877,518)	11,324,808	13,496,487
Cash flows from investing activities:
Purchase of property and equipment	(59,667)	(463,476)	(48,157)	(41,721)
Costs to obtain and develop software	(1,025,662)	(7,967,033)	(7,270,898)	(5,993,675)
Purchase of intangible asset				(1,999)
Purchase of investment at fair value				(156,000)
Disposals of investment at fair value			1,633,315	4,068,302
Net cash used in investing activities	(1,085,329)	(8,430,509)	(5,685,740)	(2,125,093)
Cash flows from financing activities:
Advance from or repayment to related parties				6,117,332
Repayment to a related party				(3,900)
Dividend paid			(5,329,213)	(10,000,000)
Deferred IPO costs	(1,176,604)	(9,139,510)	(1,864,434)	(3,119,900)
Proceeds from initial public offering	7,500,002	58,500,012
Repayment of bank borrowings	(497,840)	(3,867,070)	(3,693,642)	(2,396,598)
Net cash (used in) provided by financing activities	5,825,558	45,493,432	(10,887,289)	(9,403,066)
Effect of exchange rate changes on cash	31,696	3,964	(5,092)	13,820
Net increase (decrease) in cash	1,955,452	15,189,369	(5,253,313)	1,982,148
Cash, beginning of year	876,761	6,810,418	12,063,731	10,081,583
Cash, end of year	2,832,213	21,999,787	6,810,418	12,063,731
Supplemental disclosure information:
Cash paid for income tax	15,972	124,069
Cash paid for interest	41,851	325,084	483,623	451,403
Supplemental non-cash in investing and financing activities:
Operating lease right-of-use assets, obtained in exchange for operating lease obligations	365,079	2,835,821	2,824,383	3,194,319
Dividend payable which was settled by netting off against the outstanding amounts due from related parties				$ 18,114,311